Income Taxes (Details) - Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Federal Income Taxes On Earnings Differs From That Computed At The Statutory Corporate Tax Rate Abstract
Income taxes at the statutory rate	21.00%	21.00%